Pensions and other postretirement benefits (Details 9) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pensions [Member]
Components of net periodic benefit cost (income) [Abstract]
Current service cost	CAD 124	CAD 152	CAD 132
Interest cost	543	650	711
Settlement loss	10	4	3
Expected return on plan assets	(1,018)	(1,004)	(978)
Amortization of prior service cost	3	4	4
Amortization of net actuarial loss (gain)	177	228	124
Net periodic benefit cost (income)	(161)	34	(4)
Other postretirement benefits [Member]
Components of net periodic benefit cost (income) [Abstract]
Current service cost	2	3	2
Interest cost	8	10	12
Settlement loss	0	0	0
Expected return on plan assets	0	0	0
Amortization of prior service cost	2	1	2
Amortization of net actuarial loss (gain)	(5)	(4)	(4)
Net periodic benefit cost (income)	CAD 7	CAD 10	CAD 12